DWS Government and Agency Securities Portfolio Shareholder Fees	Jul. 28, 2026 USD ($)
DWS Gov Cash Inst Shares [Member] | DWS Government and Agency Securities Portfolio | DWS Government Cash Institutional Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0